Business Combinations, Divestiture and Private Placement - Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed (Details) - CAD ($) $ in Thousands	Feb. 01, 2020	Dec. 13, 2019	Oct. 01, 2019
Matricis Informatique Inc.
Disclosure of detailed information about business combination [line items]
Cash			$ 467
Accounts receivable and other receivables			584
Unbilled revenue			288
Prepaids			94
Current assets			1,433
Property and equipment			85
Tax credits receivable			1,059
Deferred tax assets			111
Intangibles			1,820
Goodwill			2,566
Total assets acquired			7,074
Accounts payable and accrued liabilities			596
Deferred revenue			415
Current portion of long-term debt			544
Current liabilities			1,555
Deferred lease inducements			6
Deferred tax liabilities			624
Total liabilities assumed			2,185
Net assets acquired			$ 4,889
Alithya Travercent LLC
Disclosure of detailed information about business combination [line items]
Cash		$ 2,118
Accounts receivable and other receivables		1,391
Unbilled revenue		1,458
Prepaids		49
Current assets		5,016
Intangibles		15,720
Goodwill		3,374
Total assets acquired		24,110
Accounts payable and accrued liabilities		1,331
Deferred revenue		2,301
Total liabilities assumed		3,632
Net assets acquired		$ 20,478
Askida Inc.
Disclosure of detailed information about business combination [line items]
Cash	$ 616
Accounts receivable and other receivables	4,324
Unbilled revenue	581
Tax credits receivable	2,709
Prepaids	229
Current assets	8,459
Property and equipment	244
Tax credits receivable	956
Right-of-use assets	193
Intangibles	8,410
Goodwill	4,324
Total assets acquired	22,586
Line of credit	1,022
Demand loan	2,131
Accounts payable and accrued liabilities	1,789
Income taxes payable	62
Deferred revenue	318
Current portion of lease liabilities	84
Current portion of long-term debt	561
Current liabilities	5,967
Lease liabilities	109
Deferred tax liabilities	3,024
Total liabilities assumed	9,100
Net assets acquired	$ 13,486